Events occurred after the reporting date (Details Textual)	Feb. 25, 2022 USD ($)
Non Adjusting Events After Reporting Period [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Guarantee settlement related to bonds	$ 60,100